Income taxes (Tables)	6 Months Ended
Sep. 30, 2017
Components of Income Tax Expense

The following table presents the components of Income tax expense for the six months ended September 30, 2016 and 2017:

	Six months ended September 30,
	2016	2017
	(in millions of yen)
Current tax expense	102,390	99,238
Deferred tax expense (benefit)	(27,875)	20,095

Total income tax expense	74,515	119,333

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity

The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2016	2017
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(21,562)	105,819
Less: reclassification adjustments	(38,351)	(35,053)

Total	(59,913)	70,766

Foreign currency translation adjustments:
Unrealized gains (losses)	(126)	—
Less: reclassification adjustments	—	—

Total	(126)	—

Pension liability adjustments:
Unrealized gains (losses)	239	11
Less: reclassification adjustments	87	96

Total	326	107

Total tax effect before allocation to noncontrolling interests	(59,713)	70,873